Fair Value Measurement	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

NOTE 8 – FAIR VALUE MEASUREMENT

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values:

	Year ended December 31, 2023
	Fair value measurements using input type
	Fair Value	Level 1	Level 2	Level 3
Financial Assets:

Marketable securities with related party	351	351	-	-

	Year ended December 31, 2022
	Fair value measurements using input type
	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Other investment	1,292	-	-	1,292
Financial Liabilities:
Warrant liability	4	-	-	4

	1,296	-	-	1,296

During the years ended December 31, 2023, and 2022, the Company had no transfers in or out of Level 3 of the fair value hierarchy of its assets measured at fair value.

Marketable securities with related party

On April 3, 2023, the Company announced its participation in an investment round in Wilk Technologies Ltd. (TASE: WILK), a related party, alongside leading players in the food industry, such as Danone and the Central Bottling Co. Ltd. (owner of Tara, Coca Cola Israel and more). As part of the investment, the Company purchased ordinary shares of Wilk in the amount of USD 435 thousand at a 15% discount to its 45-day average closing price, giving the Company a 2.5% investment in Wilk. Yaron Kaiser Chairman of the board of directors of the Company, then served as chairman of the board of directors of Wilk. Additionally, Arik Kaufman, the Chief Executive Officer of the Company, then served as a director at Wilk. For these reasons, this investment was classified as a related party transaction.

The Company re-measured the asset using a Level 1 fair value measurement, as its prices are quoted in an active market.

Other investment

The Company entered into a separation agreement with Therapin on May 26, 2020, whereby it canceled its previous investment agreement with Therapin and replaced it with a debt arrangement (the “Loan”). Therapin committed to pay the Company NIS 40 thousand (approximately USD 11 thousand) per month for 119 months for a total consideration of NIS 4,800 thousand (approximately USD 1,400 thousand) plus NIS 2,450 thousand (approximately USD 700 thousand) to be paid upon an exit event. If Therapin were to complete an exit event during the payment period, the Company would have the option to receive shares or payment in cash for the remaining balance. If Therapin were to generate a distributable surplus or distributes a dividend, the Company would receive a portion of it as repayment. The separation agreement with Therapin is considered a “remeasurement event” according to ASC 825 provision. Therefore, the Company qualifies, and has elected, to account for the separation agreement with Therapin under the fair value option. The Company re-measured the asset using a Level 3 fair value measurement. The fair value was assessed by capitalization of future cash flows (proceeds) at interest rates that reflect the level of risk (based on the duration of the debt) of these proceeds and were classified as Level 3 in the fair value hierarchy. As of December 31, 2022 the Loan had 90 monthly instalments remaining to be paid. The discount rate related to the Loan valuation was 11.84%. As of December 31, 2022, the difference between the aggregate fair value and the aggregate unpaid principal balance was USD 425 thousand (NIS 1,495 thousand).

During the year ended December 31, 2023, Therapin experienced delays in payments to the Company, which received only USD 88 thousand. Due to Therapin’s financial difficulties, and the current market conditions in the cannabis sector in which Therapin operates, in November 2023, Therapin filed for a stay of proceeding in the District Court in Nazareth. Therefore, the Company assesses no further payments will be received and revaluated the investment to USD 0. For the year ended December 31, 2023, the Company recorded a re-valuation financing expense in the amount of USD 1,148 thousand and for the years ended December 31, 2022 and December 31, 2021 the Company recorded a re-valuation financing income in the amount of USD 99 thousand and USD 193 thousand, respectively.

Warrant liability

During 2020 and in early 2021, the Company entered into several investment agreements, according to which the Company issued warrants exercisable into a total of 26,639,573 and 1,925,000 ordinary shares, respectively. The warrants are accounted for as warrant liabilities as the exercise prices of the warrants are denominated in Israeli Shekels (ILS), which differs from the Company’s functional currency. The warrants liability’s fair value was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy using the Black and Scholes pricing model. The warrants expired by December 31, 2023.

The fair value of the warrant liability was estimated with the following significant unobservable inputs:

	June 30	December 31,
	2023	2022
Stock price	$0.31	$0.36
Exercise price	1.10	0.84-1.67
Expected term (in years) (1)	0.10	0.38-0.59
Volatility (2)	125.64%	113.03%-117.97%
Dividend rate (3)	0%	0%
Risk-free interest rate (4)	4.64%	3.52%-3.58%

(1)	The expected term assumes that the option is held until expiration.

(2)	The annual expected volatility applied determined on the basis of share price volatility in similar companies.

(3)	Dividend distribution is not expected during the remaining contractual term of the outstanding stock options.

(4)	Risk-free interest rate based on US bonds, with time to maturity equal to the useful life of the options.

Derivative liability – Ratchet

The investment agreements signed in 2020 and 2021 included Company’s share purchase agreements by and among several investors. According to the agreements, the Company issued 17,874,121 ordinary shares at a fixed price per share (‘PPS’). The agreements include a ratchet mechanism (the “Ratchet”), according to which, in the event that within a period of three years commencing on the issuance date the Company shall allocate additional shares at a price per share which is lower than the PPS, the investor shall be entitled to receive additional ordinary shares, the number of which shall be calculated using the PPS and the price per share under such event. The Ratchet will be canceled at the earlier of (1) Company’s Nasdaq listing, or (2) 24 months after commencement date. The Ratchet was determined to be a freestanding financial instrument that was classified as a liability. In accordance with the agreements, the Ratchet expired upon the Company’s Nasdaq listing in 2021. The Ratchet liability was recorded at fair value with subsequent changes in fair value recorded in earnings.

The fair value of the Ratchet was estimated by third party appraiser using the Monte-Carlo pricing model compute the fair value of the derivative and to mark to market the fair value of the derivative, which represents a Level 3 measurement within the fair value hierarchy. In 2021, the impact on the consolidated comprehensive loss was USD 316 thousand.